Derivatives Instruments (Cash Collateral Positions) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments
Cash collateral provided to others	$ 193	$ 198
Cash collateral received from others	5	5
Total fair value of these derivatives, in a liability position	$ 649	$ 617